INTEREST COSTS (Tables)	12 Months Ended
Dec. 31, 2011
Summary Of Interest Costs Incurred

The following is a summary of the Group’s interest costs incurred during years ended December 31, 2009, 2010 and 2011:

	Year ended December 31, 2009	Year ended December 31, 2010	Year ended December 31, 2011
Interest costs capitalized	48,169	31,321	33,141

Interest costs charged to income
– Interest on bank and other borrowings	35,494	67,803	157,908
– Interest on Convertible Senior Notes, RMB-denominated US$-settled Senior Notes and PRC Notes, and amortization of debt issuance costs and debt discount	14,574	19,278	31,326
– Interest on long-term payable due to Q-cells	0	7,931	704

Sub-total	50,068	95,012	189,938

Total interest costs	98,237	126,333	223,079